Commitments and contingent liabilities (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017
Commitments Details
Construction in Xinxing, Guangdong, PRC	$ 358	$ 31
Mold	0	22
Total construction cost	$ 358	$ 48